Provisions and Other Contingencies - Summary of Movement in the Provision for Post Sales Client Support and Other Provisions (Details) $ in Millions	12 Months Ended
Mar. 31, 2021 USD ($)
Disclosure Of Other Provisions [Abstract]
Balance at the beginning	$ 76
Provision recognized / (reversed)	41
Provision utilized	(20)
Balance at the end	$ 97